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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                                Boston, MA 02210

May 5, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:      John Hancock Life Insurance Company (U.S.A.) Separate Account H
         ("Registrant")
         Registration Statement on Form N-4
         File No. 333-71074

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the Venture Vision Variable Annuity (currently issued contracts) prospectus and the statement of additional information, each dated April 28, 2008, contain no changes from the form of Venture Vision Variable Annuity (currently issued contracts) prospectus and the statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on April 28, 2008. The Venture Vision Variable Annuity (previously issued contracts) prospectus will be filed today as a 497(c) filing to make a technical correction in the body of the prospectus regarding the Contracts to which it pertains.

If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel -- Annuities, at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities